FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total assets	$ 1,521,138	$ 1,537,454
Liabilities	(515,162)	(513,526)
Recurring measurements
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	27,891	126,465
Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	29,542	114,001
Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	(5,362)	6,126
Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities)	3,711	6,338
Non-recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets		7,399
Non-recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets		0
Non-recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets		0
Non-recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets		7,399
Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Liabilities	(263,675)	(259,578)
Net assets (liabilities)	(193,963)	(108,330)
Fair values disclosed | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Liabilities	(263,675)	(259,578)
Fair values disclosed | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair values disclosed | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Derivative assets
Disclosure of fair value measurement of assets [line items]
Liabilities		(10,009)
Derivative assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Liabilities	(16,649)
Derivative assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Derivative assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	(16,649)	(10,009)
Derivative assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Convertible notes | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Liabilities	(263,675)	(259,578)
Convertible notes | Fair values disclosed | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Liabilities	(263,675)	(259,578)
Convertible notes | Fair values disclosed | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Convertible notes | Fair values disclosed | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Trade receivables | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	11,287	14,848
Trade receivables | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Trade receivables | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	11,287	14,848
Trade receivables | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Trade receivables | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total assets	11,287	14,848
Marketable securities | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	29,542	114,001
Marketable securities | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	29,542	114,001
Marketable securities | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Marketable securities | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Marketable securities | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total assets	29,542	114,001
Other financial assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets	3,711	6,338
Other financial assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Other financial assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Other financial assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets	3,711	6,338
Other financial assets | Fair values disclosed
Disclosure of fair value measurement of assets [line items]
Total assets	$ 28,883	22,399
Derivative assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets		1,287
Derivative assets | Recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets		0
Derivative assets | Recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets		1,287
Derivative assets | Recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets		0
Deferred consideration | Non-recurring measurements
Disclosure of fair value measurement of assets [line items]
Total assets		7,399
Deferred consideration | Non-recurring measurements | Quoted prices in active market
Disclosure of fair value measurement of assets [line items]
Total assets		0
Deferred consideration | Non-recurring measurements | Significant other observable inputs
Disclosure of fair value measurement of assets [line items]
Total assets		0
Deferred consideration | Non-recurring measurements | Significant unobservable inputs
Disclosure of fair value measurement of assets [line items]
Total assets		$ 7,399